Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Schedule of Borrowings
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Current borrowings	72,953	782,978
Current borrowings included in liabilities relating to assets classified as held for sale	—	(10,000)
Current borrowings per balance sheet	72,953	772,978
Non-current borrowings	681,821	51,067
	754,774	824,045